Trade and other payables - Disclosure of Trade Payables Denominated in Other Currency Explanatory (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 410	SFr 997
CHF
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	227	790
EUR
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	161	104
USD
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	SFr 22	SFr 103